Property, plant and equipment, net	6 Months Ended
Sep. 30, 2017
Property, plant and equipment, net
Property, plant and equipment, net

3Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2017	2017	2017
	RMB	RMB	US$

Buildings	593,369	593,713	89,236
Leasehold improvements	14,864	14,864	2,234
Machineries	154,359	151,929	22,835
Motor vehicles	17,152	18,202	2,736
Furniture, fixtures and equipment	44,266	47,504	7,140
Construction-in-progress	2,806	3,947	593

	826,816	830,159	124,774
Less: Accumulated depreciation	(275,382)	(288,547)	(43,369)

Total property, plant and equipment, net	551,434	541,612	81,405

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2016 and 2017 was RMB11,408 and RMB11,199 (US$1,683), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2016 and 2017 was RMB22,837 and RMB22,796 (US$3,426), respectively.